Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories.
Raw material and semi-finished goods	€ 673	€ 552
Finished goods	1,039	940
Contract work in progress	680	750
Total	2,392	2,242
Cost of inventories recognized as an expense	€ 6,427	€ 6,115	€ 8,181